ORGANIZATION AND BUSINESS (Details) $ / shares in Units, ft² in Millions				6 Months Ended	12 Months Ended		24 Months Ended
	Jul. 01, 2021 building	Jan. 07, 2021 apartmentUnit building loan	Apr. 04, 2014 shares	Jun. 30, 2021 USD ($) ft² loan apartmentUnit security state property $ / shares shares	Dec. 31, 2020 USD ($) ft² loan state property $ / shares shares	Dec. 31, 2019 USD ($) loan property shares	Apr. 04, 2014 shares	May 26, 2021 $ / shares	Aug. 14, 2020 $ / shares	Sep. 03, 2019 state	Dec. 31, 2018 USD ($) property	Aug. 02, 2016 USD ($)	Jun. 30, 2016 USD ($) shares	Dec. 19, 2013 USD ($)	Jan. 26, 2012 USD ($)
Organization and Business [Line Items]
Number of owned properties | property				469	516
Rentable square feet (sqft) | ft²				18.6	21.3
Number of states in which entity owns properties | state				41	45					41
Percentage of rentable space leased				93.10%	94.10%
Number of loans | loan				247	206
Net book value				$ 1,343,236,000	$ 892,266,000	$ 301,630,000					$ 89,762,000
Real estate-related securities				$ 42,071,000	$ 38,194,000	$ 0
Common stock, shares issued (shares) | shares			297,400,000	362,923,841	362,001,968	311,207,725	297,400,000
Shares deregistered (shares) | shares			404,000				404,000
Net asset value per share (USD per share) | $ / shares				$ 7.20	$ 7.31
Number of investment in real estate securities | security				3
Net value				$ 42,100,000
Real estate investment property, at cost				3,675,098,000	$ 3,761,490,000	$ 2,843,438,000
Net book value				1,300,000,000
Consolidated Properties
Organization and Business [Line Items]
Number of owned properties | property						9					9
Condominium Developments
Organization and Business [Line Items]
Real estate investment property, at cost				$ 197,100,000
Mezzanine Loans
Organization and Business [Line Items]
Net book value					$ 89,400,000
Number of Loans | loan		8		8	4	8
Foreclosure Of Mezzanine Loans
Organization and Business [Line Items]
Real estate investment property, at cost				$ 191,990,000
Foreclosure Of Mezzanine Loans | Condominium Units
Organization and Business [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		75
Foreclosure Of Mezzanine Loans | Condominium Units | Consolidated Properties
Organization and Business [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		75		75
Foreclosure Of Mezzanine Loans | Rental Unit
Organization and Business [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		21
Foreclosure Of Mezzanine Loans | Rental Unit | Consolidated Properties
Organization and Business [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		21		21
Foreclosure Of Mezzanine Loans | Buildings
Organization and Business [Line Items]
Number of real estate properties secured through foreclosure | building		4
Foreclosure Of Mezzanine Loans | Buildings | Consolidated Properties
Organization and Business [Line Items]
Number of real estate properties secured through foreclosure | building	4	4
IPO
Organization and Business [Line Items]
Common stock, shares authorized, value (maximum)															$ 2,975,000,000
Common stock, shares issued (shares) | shares			292,300,000				292,300,000
DRIP
Organization and Business [Line Items]
Common stock, shares authorized, value (maximum)					$ 600,000,000.0	$ 600,000,000.0					$ 600,000,000.0
Common stock, shares issued (shares) | shares			5,100,000				5,100,000						241,700,000
Common stock shares registered dividend reinvestment plan, value												$ 600,000,000.0		$ 247,000,000.0
Remaining unsold common stock													$ 5,300,000
Share price (USD per share) | $ / shares								$ 7.20	$ 7.31
CCPT IV OP
Organization and Business [Line Items]
General partner partnership interest percentage				100.00%	100.00%